Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,444,000.00
Previously Paid Amount	0.00
Total Fee Amount	199.42
Total Offset Amount	0.00
Net Fee	199.42
Narrative - Max Aggregate Offering Price	$ 1,444,000.00
Final Prospectus	true